Stradley Ronon Stevens & Young, LLP Suite 2600 2005 Market Street Philadelphia, PA 19103-7018 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Kenneth L. Greenberg

KGreenberg@stradley.com

215.564.8149

March 4, 2025

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-9303

Re:	Legg Mason ETF Investment Trust (the “Registrant”)
(File No. 333-206784 and 811-23096)
Preliminary Proxy Solicitation Materials

Ladies and Gentlemen:

Submitted herewith for filing electronically via the EDGAR system, on behalf of the Clearbridge Large Cap Growth ESG ETF (the “Fund”), a series of the Registrant, pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, are a Notice of Special Meeting of Shareholders, a copy of the preliminary proxy statement, and form of proxy to be used in connection with a special meeting of shareholders (the “Meeting”) of the Fund:

The Meeting is anticipated to be held in May 2025. Definitive proxy solicitation materials are expected to be transmitted to shareholders beginning on or about March 28, 2025.

As described in the preliminary proxy statement, the items to be considered by shareholders of the Fund at the Meeting are:

(1) a change to the Fund’s sub-classification under the Investment Company Act of 1940, as amended from “diversified company” to “non-diversified company” and to eliminate a related fundamental investment policy and

(2) the use of a “manager of managers” structure whereby the Fund’s investment manager would be able to hire and replace affiliated and unaffiliated subadvisers without shareholder approval.

Please direct any questions or comments regarding this filing to the undersigned at (215) 564-8149 or, in my absence, to David Garton, Esq. at (215) 564-8721.

Sincerely yours,

/s/ Kenneth L. Greenberg
Kenneth L. Greenberg, Esq.

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